Weighted Average Number of Shares Diluted	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Weighted Average Number of Shares Diluted	WEIGHTED AVERAGE NUMBER OF SHARES DILUTED (in millions):

	2018	2019	2020
Weighted average number of shares (basic)	139.4	131.0	129.1
Dilutive effect of outstanding awards under SBC plans	1.2	0.8	—
Weighted average number of shares (diluted)	140.6	131.8	129.1
For each of the years ended December 31, 2020, December 31, 2019, and December 31, 2018, we excluded 0.3 million stock options from the diluted weighted average per share calculation as they were out-of-the-money. References to shares in this note 23 are to our SVS and MVS taken collectively.